Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Argentic Real Estate Investment LLC (the “Company”)

40 West 57th Street, 29th Floor

New York, New York 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Morgan Stanley & Co. LLC, Goldman Sachs & Co. LLC, and Wells Fargo Securities, LLC who are collectively referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to AREIT 2019-CRE3 Trust, Secured Floating Rate Notes (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on the 30 loans secured by 31 mortgaged real properties (each comprised of a single parcel or two or more contiguous or non-contiguous parcels, collectively referred to as a “mortgaged real property”), herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the

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exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the date of August 6, 2019.
•	The phrase “LIBOR Assumption” refers to a rate of 2.500%
•	The following Microsoft Excel (“Excel”) file was provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date shall be herein referred to as the “Final Data File”:
o	AREIT 2018-CRE3 - Accounting Tape Final.xlsx
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided to us by the Company, related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us in performing the procedures enumerated below.
•	The phrase “Recalculation,” as used hereinafter, refers to a recomputation using the Specified Attributes included in the Final Data File.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the Final Data File and related Source Documents.

Source Documents included in the Loan File:

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•	The phrase “Appraisal Report” refers to a signed appraisal document and/or the signed portfolio appraisal addendum letter.
•	The phrase “Engineering Report” refers to a signed property condition assessment document.
•	The phrase “Phase I Environmental Report” refers to a signed phase I environmental document.
•	The phrase “Phase II Environmental Report” refers to a signed phase II environmental document (if applicable).
•	The phrase “Loan Agreement” refers to a signed loan agreement and/or any schedules and exhibits thereto.
•	The phrase “Guaranty Agreement”, “Completion Guaranty”, “Carry Obligations Guaranty”, “Partial Payment Guaranty”, “Shortfall Guaranty” refer to signed guaranty documents (if applicable).
•	The phrase “Promissory Note” refers to a signed promissory note document.
•	The phrase “Interest Rate Cap Agreement” refers to a signed interest rate cap agreement.
•	The phrase “Mezzanine Loan Documents” refers to the signed mezzanine loan documents and/or any schedules and exhibits thereto (if applicable).
•	The phrase “Subordinate Loan Documents” refers to the signed subordinate loan documents and/or any schedules and exhibits thereto (if applicable).
•	The phrase “Senior Loan Documents” refers to the signed senior loan documents and/or any schedules and exhibits thereto (if applicable).
•	The phrase “Underwritten Rent Roll” refers to a rent roll document summarizing the lease terms of the underlying tenants.
•	The phrase “Seismic Report” refers to a signed seismic assessment document.
•	The phrase “Settlement Statement” refers to a signed borrower and/or lender mortgage loan closing statements indicating the sources and uses of dispersed funds.
•	The phrase “Assumption Agreement” refers to an assumption agreement indicating whether a mortgage loan is an assumed loan.
•	The phrase “Insurance Certificate” refers to the property insurance certificate.
•	The phrase “Management Agreement” refers to the management agreement file.
•	The phrase “Ground Lease” refers to the signed ground lease, and any amendments.
•	The phrase “Title Policy” refers to a signed title policy indicating the ownership interest in a property.
•	The phrase “Opinion of Counsel Loan Agreement” refers to the signed non-consolidation opinion document.

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•	The phrase “Servicer Report” refers to a schedule provided by the Company.
•	The phrase “Fee Schedule” refers to a schedule provided by the Company.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From June 12, 2019 through August 1, 2019 the Company provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed certain Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”), (ii) recalculated certain Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”) or (iii) were instructed by the Company to assume certain Specified Attributes set forth in the Final Data File were accurate, and therefore we did not perform any compare and agree or recalculation procedures (the “Company Provided Attributes”). The procedures with respect to the Compared Attributes and Recalculated Attributes were applied as indicated in Exhibit A. The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, the underlying attributes were compared and agreed to the corresponding Source Documents. For the purpose of our procedures, any differences within the defined tolerance level, as provided by the Company (if any) listed in Exhibit A, were considered to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “Provided by the Company”, in Exhibit A or with respect to the mortgage real properties described in Exhibit C.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

August 1, 2019

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AREIT 2019-CRE3 Trust, Secured Floating Rate Notes

Exhibits

Exhibit A –Specified Attributes

Exhibit B – Recalculated Attributes

Exhibit C - Specified Attributes Provided by the Company (not subject to procedures)

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AREIT 2019-CRE3 Trust, Secured Floating Rate Notes Loan File Review Procedures	EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Loan Number	Provided by the Company	None
2	Loan Type	Loan Agreement Promissory Note	None
3	Property Name	Provided by the Company	None
4	Property Address	Appraisal Report	None
5	Property City	Appraisal Report	None
6	Property State	Appraisal Report	None
7	Property Zip Code	Appraisal Report	None
8	Property County	Appraisal Report	None
9	Year Built	Appraisal Report Engineering Report	None
10	Year Renovated	Appraisal Report Engineering Report	None
11	Property Type	Appraisal Report	None
12	Specific Property Type	Appraisal Report	None
13	No of Units	Underwritten Rent Roll	None
14	Unit of Measure	Underwritten Rent Roll	None
15	Occupancy %	Underwritten Rent Roll	None
16	Occupancy Source Date	Underwritten Rent Roll	None
17	Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement	None
18	Assumed Loan (Y/N)	Assumption Agreement	None
19	Borrower Name	Loan Agreement	None
20	Principals (Individuals)	Loan Agreement Guaranty Agreement	None
21	Related Borrower (Y/N)	Recalculation	None
22	Annual Debt Service Payment (IO)	Recalculation	None
23	Annual Debt Service Payment (P&I)	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

AREIT 2019-CRE3 Trust, Secured Floating Rate Notes Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
24	Annual Debt Service Payment (Cap)	Recalculation	None
25	Commitment Original Balance ($)	Loan Agreement	$1.00
26	Initial Funded Amount ($)	Loan Agreement	$1.00
27	Future Funding Trigger / Requirements	Loan Agreement	None
28	Cut-off Date Future Funding Remaining Balance ($)	Recalculation	$1.00
29	Mortgage Loan Cut-off Date Balance ($)	Servicer Report	$1.00
30	Mortgage Loan % of Total Cut-off Date Balance	Recalculation	None
31	Mortgage Loan Balloon Payment ($)	Recalculation	$1.00
32	Mortgage Loan Cut-off Date Balance / Unit ($)	Recalculation	None
33	Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Recalculation	None
34	Mortgage Loan Balloon Payment / Unit ($)	Recalculation	None
35	Note Date	Promissory Note	None
36	First Payment Date	Loan Agreement	None
37	Initial Maturity Date	Loan Agreement	None
38	Fully Extended Maturity Date	Loan Agreement	None
39	Initial Loan Term (Original)	Recalculation	None
40	Cut-off Date Initial Loan Term (Remaining)	Recalculation	None
41	Cut-off Date Seasoning	Recalculation	None
42	Fully Extended Loan Term (Original)	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

AREIT 2019-CRE3 Trust, Secured Floating Rate Notes Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
43	Fully Extended Loan Term (Remaining)	Recalculation	None
44	Extension Options	Loan Agreement	None
45	Extension Options Description	Loan Agreement	None
46	1st Extension Option Description	Loan Agreement	None
47	2nd Extension Option Description	Loan Agreement	None
48	3rd Extension Option Description	Loan Agreement	None
49	4th Extension Option Description	Loan Agreement	None
50	5th Extension Option Description	Loan Agreement	None
51	First Extension Period (Months)	Loan Agreement	None
52	First Extension Fee %	Loan Agreement	None
53	First Extension Fee ($)	Recalculation	None
54	First Extension Floor	Recalculation	None
55	First Extension Cap	Recalculation	None
56	Second Extension Period (Months)	Loan Agreement	None
57	Second Extension Fee %	Loan Agreement	None
58	Second Extension Fee ($)	Recalculation	None
59	Second Extension Floor	Recalculation	None
60	Second Extension Cap	Recalculation	None
61	Third Extension Period (Months)	Loan Agreement	None
62	Third Extension Fee %	Loan Agreement	None
63	Third Extension Fee ($)	Recalculation	None
64	Third Extension Floor	Recalculation	None
65	Third Extension Cap	Recalculation	None
66	Fourth Extension Period (Months)	Loan Agreement	None
67	Fourth Extension Fee %	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

AREIT 2019-CRE3 Trust, Secured Floating Rate Notes Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
68	Fourth Extension Fee ($)	Recalculation	None
69	Fourth Extension Floor	Recalculation	None
70	Fourth Extension Cap	Recalculation	None
71	Fifth Extension Period (Months)	Loan Agreement	None
72	Fifth Extension Fee %	Loan Agreement	None
73	Fifth Extension Fee ($)	Recalculation	None
74	Fifth Extension Floor	Recalculation	None
75	Fifth Extension Cap	Recalculation	None
76	Exit Fee %	Loan Agreement	None
77	Exit Fee ($)	Recalculation	None
78	Exit Fee Balance	Loan Agreement	None
79	Rate Type	Loan Agreement	None
80	Index for Floating Rate	Loan Agreement	None
81	Fully Funded Mortgage Loan Margin %	Loan Agreement	None
82	Rounding Factor	Loan Agreement	None
83	Time of Rounding (Before Spread, After Spread)	Loan Agreement	None
84	Rounding Direction	Loan Agreement	None
85	Lookback Period	Loan Agreement	None
86	LIBOR Floor %	Loan Agreement	None
87	Mortgage Rate Floor	Recalculation	None
88	LIBOR Cap Strike Price %	Interest Rate Cap Agreement	None
89	Mortgage Rate Cap	Recalculation	None
90	LIBOR Cap Provider	Interest Rate Cap Agreement	None
91	LIBOR Cap Provider Rating	Bloomberg	None
92	LIBOR Cap Expiration	Interest Rate Cap Agreement	None
93	Fully Funded Mortgage Loan Rate %	Recalculation	None
94	B Note / Mezz Loan %	Subordinate Loan Documents Mezzanine Loan Documents	None
95	Interest Accrual Basis	Loan Agreement	None

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AREIT 2019-CRE3 Trust, Secured Floating Rate Notes Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
96	Interest Rate Change	Loan Agreement	None
97	Interest Rate Change Amount	Loan Agreement	None
98	Interest Rate Change Trigger	Loan Agreement	None
99	Grace Period Default (Days)	Loan Agreement	None
100	Grace Period Late (Days)	Loan Agreement	None
101	Grace Period Balloon (Days)	Loan Agreement	None
102	Original Prepayment Provision	Loan Agreement or Recalculation	None
103	Remaining Prepayment Provision	Recalculation	None
104	Original Yield Maintenance or Minimum Interest Term	Loan Agreement or Calculation	None
105	Rate/Amount for Prepayment Protection	Loan Agreement	None
106	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement	None
107	Partial Release and/or Prepayment Description	Loan Agreement	None
108	IO Number of Months through Initial Term	Recalculation or Loan Agreement	None
109	IO Number of Months through Fully Extended Loan Term	Recalculation or Loan Agreement	None
110	Amortization Style	Loan Agreement	None
111	Amort Constant Number of Months	Loan Agreement	None
112	Amortization Rate	Loan Agreement	None
113	Amortization Rate Mechanics	Loan Agreement	None
114	Amortization Constant Basis	Loan Agreement	None
115	Amortization Rate Basis	Loan Agreement	None
116	Amortization Type During Initial Term	Loan Agreement	None
117	Amortization Type During Extensions	Loan Agreement	None
118	Appraisal Valuation Date	Appraisal Report	None

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AREIT 2019-CRE3 Trust, Secured Floating Rate Notes Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
119	As-Is Appraised Value	Appraisal Report	None
120	Stabilized Appraised Value	Appraisal Report or Recalculation	None
121	Appraisal Anticipated Stabilization Date	Appraisal Report or Recalculation	None
122	USPAP Appraisal (Y/N)	Appraisal Report	None
123	FIRREA Appraisal (Y/N)	Appraisal Report	None
124	Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Recalculation	None
125	Committed Mortgage Loan (Stabilized) LTV Ratio	Recalculation	None
126	Maturity Date Stabilized LTV Ratio	Recalculation	None
127	Third Most Recent As Of Date	Underwriting File	None
128	Third Most Recent Actual Revenues	Underwriting File	$1.00
129	Third Most Recent Actual Expenses	Underwriting File	$1.00
130	Third Most Recent Actual NOI	Underwriting File	$1.00
131	Third Most Recent Actual NCF	Underwriting File	$1.00
132	Second Most Recent As Of Date	Underwriting File	None
133	Second Most Recent Actual Revenues	Underwriting File	$1.00
134	Second Most Recent Actual Expenses	Underwriting File	$1.00
135	Second Most Recent Actual NOI	Underwriting File	$1.00
136	Second Most Recent Actual NCF	Underwriting File	$1.00
137	Most Recent As Of Date	Underwriting File	None
138	Most Recent Actual Revenues	Underwriting File	$1.00
139	Most Recent Actual Expenses	Underwriting File	$1.00
140	Most Recent Actual NOI	Underwriting File	$1.00
141	Most Recent Actual NCF	Underwriting File	$1.00
142	Mortgage Loan Most Recent NOI DSCR	Recalculation	None

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AREIT 2019-CRE3 Trust, Secured Floating Rate Notes Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
143	Mortgage Loan Most Recent NCF DSCR	Recalculation	None
144	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Recalculation	None
145	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Recalculation	None
146	Underwritten Occupancy %	Underwriting File	None
147	Underwritten Revenues	Underwriting File	$1.00
148	Underwritten Expenses	Underwriting File	$1.00
149	Underwritten NOI	Underwriting File	$1.00
150	Underwritten Reserves	Underwriting File	$1.00
151	Underwritten NCF	Underwriting File	$1.00
152	Mortgage Loan Underwritten NOI DSCR	Recalculation	None
153	Mortgage Loan Underwritten NCF DSCR	Recalculation	None
154	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Recalculation	None
155	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Recalculation	None
156	Underwritten Stabilized Occupancy %	Underwriting File	None
157	Underwritten Stabilized Revenues	Underwriting File	$1.00
158	Underwritten Stabilized Expenses	Underwriting File	$1.00
159	Underwritten Stabilized NOI	Underwriting File	$1.00
160	Underwritten Stabilized Reserves	Underwriting File	$1.00
161	Underwritten Stabilized NCF	Underwriting File	$1.00
162	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Recalculation	None
163	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Recalculation	None
164	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Recalculation	None

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AREIT 2019-CRE3 Trust, Secured Floating Rate Notes Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
165	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Recalculation	None
166	Appraisal Stabilized Occupancy %	Underwriting File	None
167	Appraisal Stabilized Revenues	Underwriting File	$1.00
168	Appraisal Stabilized Expenses	Underwriting File	$1.00
169	Appraisal Stabilized NOI	Underwriting File	$1.00
170	Appraisal Stabilized Reserves	Underwriting File	$1.00
171	Appraisal Stabilized NCF	Underwriting File	$1.00
172	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Recalculation	None
173	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Recalculation	None
174	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Recalculation	None
175	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Recalculation	None
176	Loan Cross Portfolio Name	Loan Agreement	None
177	Lien Position	Title Policy	None
178	Full Recourse (Y/N/Partial)	Guaranty Agreement Completion Guaranty Carry Obligations Guaranty Partial Payment Guaranty Shortfall Guaranty	None
179	Recourse Provisions	Guaranty Agreement Completion Guaranty Carry Obligations Guaranty Partial Payment Guaranty Shortfall Guaranty	None
180	Recourse Carveout Guarantor	Guaranty Agreement	None
181	Title Vesting (Fee/Leasehold/Both)	Title Policy	None
182	Ground Lease Payment (Annual)	Ground Lease	None
183	Ground Lease Initial Expiration Date	Ground Lease	None

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AREIT 2019-CRE3 Trust, Secured Floating Rate Notes Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
184	Ground Lease Extension (Y/N)	Ground Lease	None
185	# of Ground Lease Extension Options	Ground Lease	None
186	Ground Lease Expiration Date with Extension	Ground Lease	None
187	Type of Lockbox	Loan Agreement	None
188	Cash Management (Springing/In-place)	Loan Agreement	None
189	Lockbox Trigger Event	Loan Agreement	None
190	Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report	None
191	Environmental Escrow (Cut-off Date)	Servicer Report	None
192	Tax Escrow (Cut-off Date)	Servicer Report Loan Agreement	None
193	Tax Escrow (Monthly)	Loan Agreement	None
194	Springing Tax Escrow Description	Loan Agreement	None
195	Insurance Escrow (Cut-off Date)	Servicer Report Loan Agreement	None
196	Insurance Escrow (Monthly)	Loan Agreement	None
197	Springing Insurance Escrow Description	Loan Agreement	None
198	Replacement Reserve (Cut-off Date)	Servicer Report Loan Agreement	None
199	Replacement Reserve (Monthly)	Loan Agreement	None
200	Springing Replacement Reserve Description	Loan Agreement	None
201	TI/LC Reserve (Cut-off Date)	Servicer Report Loan Agreement	None
202	Monthly TI/LC Reserve ($)	Loan Agreement	None
203	Springing TI/LC Reserve Description	Loan Agreement	None
204	Cut-off Other Reserve 1 ($)	Servicer Report Loan Agreement	None
205	Other Escrow 1 (Monthly)	Loan Agreement	None
206	Other Escrow Reserve 1 Description	Loan Agreement	None
207	Cut-off Other Reserve 2 ($)	Servicer Report Loan Agreement	None

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AREIT 2019-CRE3 Trust, Secured Floating Rate Notes Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
208	Other Escrow 2 (Monthly)	Loan Agreement	None
209	Other Escrow Reserve 2 Description	Loan Agreement	None
210	Engineering Report Date	Engineering Report	None
211	Environmental Report Date (Phase I)	Phase I Environmental Report	None
212	Environmental Report Date (Phase II)	Phase II Environmental Report Phase I Environmental Report	None
213	Environmental Insurance (Y/N)	Insurance Certificate	None
214	Seismic Report Date	Seismic Report	None
215	Seismic PML %	Seismic Report	None
216	Seismic Insurance Obtained if PML >= 20% (Y/N)	Insurance Certificate	None
217	Single-Tenant (Y/N)	Underwritten Rent Roll	None
218	Property Manager	Management Agreement	None
219	TIC (Y/N)	Loan Agreement	None
220	Max Number of TICs	Loan Agreement	None
221	Single Purpose Borrower (Y/N)	Loan Agreement	None
222	Independent Director (Y/N)	Loan Agreement	None
223	Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel Loan Agreement	None
224	DST (Y/N)	Loan Agreement	None
225	IDOT (Y/N)	Loan Agreement	None
226	Largest Tenant Name	Underwritten Rent Roll	None
227	Largest Tenant SqFt	Underwritten Rent Roll	None
228	Largest Tenant Exp Date	Underwritten Rent Roll	None
229	2nd Largest Tenant Name	Underwritten Rent Roll	None
230	2nd Largest Tenant SqFt	Underwritten Rent Roll	None
231	2nd Largest Tenant Exp Date	Underwritten Rent Roll	None
232	3rd Largest Tenant Name	Underwritten Rent Roll	None

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AREIT 2019-CRE3 Trust, Secured Floating Rate Notes Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
233	3rd Largest Tenant SqFt	Underwritten Rent Roll	None
234	3rd Largest Tenant Exp Date	Underwritten Rent Roll	None
235	4th Largest Tenant Name	Underwritten Rent Roll	None
236	4th Largest Tenant Sqft	Underwritten Rent Roll	None
237	4th Largest Tenant Exp Date	Underwritten Rent Roll	None
238	5th Largest Tenant Name	Underwritten Rent Roll	None
239	5th Largest Tenant Sqft	Underwritten Rent Roll	None
240	5th Largest Tenant Exp Date	Underwritten Rent Roll	None
241	Senior Debt Amount	Senior Loan Documents	None
242	Senior Debt Holder	Senior Loan Documents	None
243	Senior Debt Rate	Senior Loan Documents	None
244	Floor	Senior Loan Documents	None
245	Maturity	Senior Loan Documents	None
246	Amort	Senior Loan Documents	None
247	Administrative Fee Rate	Fee Schedule	None
248	Net Mortgage Rate	Provided by the Company	None
249	In-place Senior Debt Service	Senior Loan Documents	None
250	As Stabilized Senior Debt Service	Senior Loan Documents	None
251	Cut-off Date Total Debt Balance	Recalculation	None
252	Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Mezzanine Loan Documents	None
253	Cut-off Date Total Debt As-Is LTV	Recalculation	None
254	Cut-off Date Total Debt Ann Debt Service ($)	Recalculation	None
255	Cut-off Date Total Debt UW NCF DSCR	Recalculation	None
256	Permitted Future Debt (Y/N)	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	17

AREIT 2019-CRE3 Trust, Secured Floating Rate Notes Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
257	Type	Loan Agreement	None
258	Comments	Provided by the Company	None
259	Closed	Provided by the Company	None
260	Flood Zone	Engineering Report	None
261	Flood Zone Code	Engineering Report	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	18

AREIT 2019-CRE3 Trust, Secured Floating Rate Notes Recalculated Attributes	EXHIBIT B

#	Specified Attribute	Calculation	Tolerance Levels

21	Related Borrower (Y/N)	Underlying assets with related borrowers are assigned a “Yes”, otherwise “No”.	None
22	Annual Debt Service Payment (IO)(1)	Product of (i) The Fully Funded Mortgage Loan Rate % and (ii) Mortgage Loan Cut-off Date Balance ($) and (iii) the Interest Accrual Basis.	None
23	Annual Debt Service Payment (P&I)(1)	If the Amortization Type During Initial Term is "Interest Only, Amortizing Balloon", then the Sum of (i) principal for a 12-month period, calculated by recalculating the respective loan's amortization schedule based upon the respective loan's Mortgage Loan Cut-off Date Balance ($), Amortization Style, Amort Constant Number of Months, Amortization Rate, Amortization Constant Basis, and Amortization Rate Basis and (ii) interest for a 12-month period, calculated using the respective loan's recalculated amortization schedule, Interest Accrual Basis and Fully Funded Mortgage Rate %.	None
24	Annual Debt Service Payment (Cap)(1)	If the Amortization Type During the Initial Term is "Interest Only", Product of (i) Commitment Original Balance ($), and (ii) Mortgage Rate Cap, and (iii) Interest Accrual Basis.

		If the Amortization Type During the Initial Term is "Interest Only, Amortizing Balloon", Sum of (i) principal for a 12-month period, calculated by recalculating the respective loan's amortization schedule based upon the respective loan's Commitment Original Balance ($), Amortization Style, Amort Constant Number of Months, Amortization Rate, Amortization Constant Basis, and Amortization Rate Basis and (ii) interest for a 12-month period, calculated using the respective loan's recalculated amortization schedule, Interest Accrual Basis and Mortgage Rate Cap.	None
28	Cut-off Date Future Funding Remaining Balance ($)	Difference between the (i) Commitment Original Balance ($) and (ii) Mortgage Loan Cut-off Date Balance ($).	$1.00
30	Mortgage Loan % of Total Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and the sum of the (ii) Mortgage Loan Cut-off Date Balance ($).	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	19

AREIT 2019-CRE3 Trust, Secured Floating Rate Notes Recalculated Attributes	EXHIBIT B

#	Specified Attribute	Calculation	Tolerance Levels
31	Mortgage Loan Balloon Payment ($)	If the Amortization Type During Initial Term is "Interest Only", Sum of (i) Cut-off Date Future Funding Remaining Balance ($) and (ii) Mortgage Loan Cut-off Date Balance ($).	$1.00
32	Mortgage Loan Cut-off Date Balance / Unit ($)(1)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) No of Units.	None
33	Committed Mortgage Loan Cut-off Date Balance / Unit ($)(1)	Quotient of (i) Commitment Original Balance ($) and (ii) No of Units.	None
34	Mortgage Loan Balloon Payment / Unit ($)(1)	Quotient of (i) Mortgage Loan Balloon Payment ($) and (ii) No of Units.	None
39	Initial Loan Term (Original)	Count of the number of payments between, and including, the (i) First Payment Date and (ii) Initial Maturity Date.	None
40	Cut-off Date Initial Loan Term (Remaining)	Difference between the (i) Initial Loan Term (Original) and (ii) Cut-off Date Seasoning.	None
41	Cut-off Date Seasoning	Count of the number of payments between, and including, the (i) First Payment Date and the (ii) Cut-Off Date.	None
42	Fully Extended Loan Term (Original)	Count of the number of payments between, and including, the (i) First Payment Date and (ii) Fully Extended Maturity Date.	None
43	Fully Extended Loan Term (Remaining)	Difference between the (i) The Fully Extended Loan Term (Original) and (ii) Cut-off Date Seasoning.	None
53	First Extension Fee ($)(1)	If a first extension option exists, then Product of (i) First Extension Fee % and (ii) Commitment Original Balance ($). Otherwise "N/A".	None
54	First Extension Floor	If a first extension option exists, then Sum of (i) the LIBOR Floor and (ii) (a) if an Interest Rate Change Trigger is in effect, then the spread as stated in the Interest Rate Change Amount or (b) the Fully Funded Mortgage Loan Margin %. Otherwise "N/A".	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	20

AREIT 2019-CRE3 Trust, Secured Floating Rate Notes Recalculated Attributes	EXHIBIT B

#	Specified Attribute	Calculation	Tolerance Levels
55	First Extension Cap	If a first extension option exists, then Sum of (i) the LIBOR cap strike price required during extension, as stated in the Loan Agreement and (ii) (a) if an Interest Rate Change Trigger is in effect, then the spread as stated in the Interest Rate Change Amount or (b) the Fully Funded Mortgage Loan Margin %. Otherwise "N/A".	None
58	Second Extension Fee ($)(1)	If a second extension option exists, then Product of (i) Second Extension Fee % and (ii) Commitment Original Balance ($). Otherwise "N/A".	None
59	Second Extension Floor	If a second extension option exists, then Sum of (i) the LIBOR Floor and (ii) (a) if an Interest Rate Change Trigger is in effect, then the spread as stated in the Interest Rate Change Amount or (b) the Fully Funded Mortgage Loan Margin %. Otherwise "N/A".	None
60	Second Extension Cap	If a second extension option exists, then Sum of (i) the LIBOR cap strike price required during extension, as stated in the Loan Agreement and (ii) (a) if an Interest Rate Change Trigger is in effect, then the spread as stated in the Interest Rate Change Amount or (b) the Fully Funded Mortgage Loan Margin %. Otherwise "N/A".	None
63	Third Extension Fee ($)	If a third extension option exists, then Product of (i) Third Extension Fee % and (ii) Commitment Original Balance ($). Otherwise "N/A".	None
64	Third Extension Floor	If a third extension option exists, then Sum of (i) the LIBOR Floor and (ii) (a) if an Interest Rate Change Trigger is in effect, then the spread as stated in the Interest Rate Change Amount or (b) the Fully Funded Mortgage Loan Margin %. Otherwise "N/A".	None
65	Third Extension Cap	If a third extension option exists, then Sum of (i) the LIBOR cap strike price required during extension, as stated in the Loan Agreement and (ii) (a) if an Interest Rate Change Trigger is in effect, then the spread as stated in the Interest Rate Change Amount or (b) the Fully Funded Mortgage Loan Margin %. Otherwise "N/A".	None
68	Fourth Extension Fee ($)	If a fourth extension option exists, then Product of (i) Fourth Extension Fee % and (ii) Commitment Original Balance ($). Otherwise "N/A".	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	21

AREIT 2019-CRE3 Trust, Secured Floating Rate Notes Recalculated Attributes	EXHIBIT B

#	Specified Attribute	Calculation	Tolerance Levels
69	Fourth Extension Floor	If a fourth extension option exists, then Sum of (i) the LIBOR Floor and (ii) (a) if an Interest Rate Change Trigger is in effect, then the spread as stated in the Interest Rate Change Amount or (b) the Fully Funded Mortgage Loan Margin %. Otherwise "N/A".	None
70	Fourth Extension Cap	If a fourth extension option exists, then Sum of (i) the LIBOR cap strike price required during extension, as stated in the Loan Agreement and (ii) (a) if an Interest Rate Change Trigger is in effect, then the spread as stated in the Interest Rate Change Amount or (b) the Fully Funded Mortgage Loan Margin %. Otherwise "N/A".	None
73	Fifth Extension Fee ($)	If a fifth extension option exists, then Product of (i) Fifth Extension Fee % and (ii) Commitment Original Balance ($). Otherwise "N/A".	None
74	Fifth Extension Floor	If a fifth extension option exists, then Sum of (i) the LIBOR Floor and (ii) (a) if an Interest Rate Change Trigger is in effect, then the spread as stated in the Interest Rate Change Amount or (b) the Fully Funded Mortgage Loan Margin %. Otherwise "N/A".	None
75	Fifth Extension Cap	If a fifth extension option exists, then Sum of (i) the LIBOR cap strike price required during extension, as stated in the Loan Agreement and (ii) (a) if an Interest Rate Change Trigger is in effect, then the spread as stated in the Interest Rate Change Amount or (b) the Fully Funded Mortgage Loan Margin %. Otherwise "N/A".	None
77	Exit Fee ($)(1)	Product of (i) Commitment Original Balance ($) and (ii) Exit Fee %.	None
87	Mortgage Rate Floor	Sum of (i) The LIBOR Floor % and (ii) Fully Funded Mortgage Loan Margin %.	None
89	Mortgage Rate Cap	Sum of (i) LIBOR Cap Strike Price % and (ii) Fully Funded Mortgage Loan Margin %.	None
93	Fully Funded Mortgage Loan Rate %	The lesser of (i) the greater of (a) the Mortgage Rate Floor plus Fully Funded Mortgage Loan Margin % and (b) the LIBOR Assumption plus the Fully Funded Mortgage Loan Margin %, and (ii) the Mortgage Rate Cap.	None
102	Original Prepayment Provision	Count of (i) The number of monthly payments during the yield maintenance or minimum interest period and (ii) the number of monthly payments during the open period.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	22

AREIT 2019-CRE3 Trust, Secured Floating Rate Notes Recalculated Attributes	EXHIBIT B

#	Specified Attribute	Calculation	Tolerance Levels
103	Remaining Prepayment Provision	Difference between the (i) Original Prepayment Provision and (ii) Cut-off Date Seasoning.	None
104	Original Yield Maintenance or Minimum Interest Term	Count of the number of monthly payments during the yield maintenance or minimum interest period.	None
108	IO Number of Months through Initial Term	If Amortization Type During Initial Term is "Interest Only", then (i) Initial Loan Term (Original).	None
109	IO Number of Months through Fully Extended Loan Term	If Amortization Type During Extensions is "Interest Only", then (i) Fully Extended Loan Term (Original).	None
120	Stabilized Appraised Value	The (i) As-Stabilized property value, as stated in the Appraisal Report. If there is no (i) As-Stabilized property value, then the (ii) As-Is Appraised Value.	None
121	Appraisal Anticipated Stabilization Date	The date referring to the (i) Stabilized Appraised Value, as stated in the Appraisal Report. If there is no (i) As-Stabilized property value, then the (ii) Appraisal Valuation Date.	None
123	Mortgage Loan Cut-off Date (As-Is) LTV Ratio(1)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) As-Is Appraised Value.	None
125	Committed Mortgage Loan (Stabilized) LTV Ratio(1)	Quotient of (i) Commitment Original Balance ($) and (ii) Stabilized Appraised Value.	None
126	Maturity Date Stabilized LTV Ratio(1)	Quotient of (i) Mortgage Loan Balloon Payment ($) and (ii) Stabilized Appraised Value.	None
142	Mortgage Loan Most Recent NOI DSCR	Quotient of (i) Most Recent Actual NOI and (ii) Annual Debt Service Payment (P&I). "NAP", if most recent cash flows are not provided.	None
143	Mortgage Loan Most Recent NCF DSCR	Quotient of (i) Most Recent Actual NCF and (ii) Annual Debt Service Payment (P&I). "NAP", if most recent cash flows are not provided.	None
144	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield(1)	Quotient of (i) Most Recent Actual NOI and (ii) Mortgage Loan Cut-off Date Balance ($)."NAP", if most recent cash flows are not provided.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	23

AREIT 2019-CRE3 Trust, Secured Floating Rate Notes Recalculated Attributes	EXHIBIT B

#	Specified Attribute	Calculation	Tolerance Levels
145	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield(1)	Quotient of (i) Most Recent Actual NCF and (ii) Mortgage Loan Cut-off Date Balance ($)."NAP", if most recent cash flows are not provided.	None
152	Mortgage Loan Underwritten NOI DSCR	Quotient of (i) Underwritten NOI and (ii) Annual Debt Service Payment (P&I). If the above calculation is less than 1.00x and a debt service reserve exists, then "1.00x".	None
153	Mortgage Loan Underwritten NCF DSCR	Quotient of (i) Underwritten NCF and (ii) Annual Debt Service Payment (P&I). If the above calculation is less than 1.00x and a debt service reserve exists, then "1.00x".	None
154	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield(1)	Quotient of (i) Underwritten NOI and (ii) Mortgage Loan Cut-off Date Balance ($).	None
155	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield(1)	Quotient of (i) Underwritten NCF and (ii) Mortgage Loan Cut-off Date Balance ($).	None
162	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Quotient of (i) Underwritten Stabilized NOI and the product of (ii) Annual Debt Service Payment (P&I) and the quotient of (iii) Commitment Original Balance ($) and (iv) Mortgage Loan Cut-off Date Balance ($).	None
163	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Quotient of (i) Underwritten Stabilized NCF and the product of (ii) the Annual Debt Service Payment (P&I) and the quotient of (iii) Commitment Original Balance ($) and (iv) Mortgage Loan Cut-off Date Balance ($).	None
164	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield(1)	Quotient of (i) Underwritten Stabilized NOI and (ii) Commitment Original Balance ($).	None
165	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield(1)	Quotient of (i) Underwritten Stabilized NCF and (ii) Commitment Original Balance ($).	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	24

AREIT 2019-CRE3 Trust, Secured Floating Rate Notes Recalculated Attributes	EXHIBIT B

#	Specified Attribute	Calculation	Tolerance Levels
172	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Quotient of (i) Appraisal Stabilized NOI and the product of (ii) the Annual Debt Service Payment (P&I) and the quotient of (iii) the Commitment Original Balance ($) and (iv) Mortgage Loan Cut-off Date Balance ($).	None
173	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Quotient of (i) Appraisal Stabilized NCF and the product of (ii) the Annual Debt Service Payment (P&I) and the quotient of (iii) the Commitment Original Balance ($) and (iv) Mortgage Loan Cut-off Date Balance ($).	None
174	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield(1)	Quotient of (i) Appraisal Stabilized NOI and (ii) Commitment Original Balance ($).	None
175	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield(1)	Quotient of (i) Appraisal Stabilized NCF and (ii) Commitment Original Balance ($).	None
251	Cut-off Date Total Debt Balance(1)	Sum of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Cut-Off Date Senior Debt Balance and (iii) Cut-off Date Subordinate Debt/Mezz Loan Bal ($).	None
253	Cut-off Date Total Debt As-Is LTV	Quotient of (i) Cut-off Date Total Debt Balance and (ii) As-Is Appraised Value.	None
254	Cut-off Date Total Debt Ann Debt Service ($)	Sum of (i) Annual Debt Service Payment (P&I) plus the product of (ii) Cut-off Date Subordinate Debt Mezz/Loan Bal ($), (iii) LIBOR Assumption plus the margin on the mezzanine loan, and (iv) the interest accrual basis on the mezzanine loan.	None
255	Cut-off Date Total Debt UW NCF DSCR	Quotient of (i) Underwritten NCF and (ii) Cut-off Date Total Debt Ann Debt Service ($).	None
(1)	For the mortgaged real property identified in the Final Data File as “SIXTY Hotel LES”, the Company instructed us to use $62,000,000 for the Commitment Original Balance ($) and Mortgage Loan Cut-off Date Balance ($), which represents the full pari passu balance of the mortgaged real property.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	25

AREIT 2019-CRE3 Trust, Secured Floating Rate Notes Specified Attributes Provided by the Company (not subject to procedures)	EXHIBIT C

Specified Attributes Provided by the Company (not subject to procedures)

The Company informed us that mortgage loan number 1 was not closed as of August 1, 2019. Therefore, we were not provided with the following Source Documents: final Loan Agreement, Promissory Note, Settlement Statement, Title Policy, Guaranty, Assumption Agreement, Opinion of Counsel Loan Agreement, Mezzanine Loan Documents (if applicable), Subordinate Loan Documents (if applicable), Insurance Certificate, Management Agreement, Interest Rate Cap Agreement, Ground Lease (if applicable), and Fee Schedule. The Company also informed us that for purposes of re-calculating and comparing any Recalculation, to utilize the Company provided Specified Attributes in the Final Data File. We did not perform any procedures on any of the Specified Attributes which are not a Recalculation and that would have utilized the aforementioned Source Documents.

The Company informed us that mortgage loan number 9 was not closed as of August 1, 2019. Therefore, we were not provided with the following Source Documents: final Loan Agreement, Promissory Note, Settlement Statement, Title Policy, Guaranty, Assumption Agreement, Opinion of Counsel Loan Agreement, Mezzanine Loan Documents (if applicable), Subordinate Loan Documents (if applicable), Insurance Certificate, Management Agreement, Interest Rate Cap Agreement, Ground Lease (if applicable), and Fee Schedule. The Company informed us that for purposes of recalculating and comparing any Recalculation, to utilize the Company provided Specified Attributes in the Final Data File. We did not perform any procedures on any of the Specified Attributes which are not a Recalculation and that would have utilized the aforementioned Source Documents.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	26